Capital Stock, Treasury Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2024
Federal Home Loan Banks [Abstract]
Capital Stock, Treasury Stock and Additional Paid-in Capital
11. Capital Stock, Treasury Stock and Additional Paid-in Capital
The amounts shown in the accompanying consolidated balance sheets as additional paid-in capital, represent payments made by the stockholders for the acquisitions of the Company’s vessels, or investments in the Company’s common stock.
In May 2023, the Company’s Board of Directors authorized the repurchase of up to $15,000,000 of shares of the Company’s common stock, and in October 2023 a $10,000,000 increase to this repurchase program for a total aggregate amount of $25,000,000. For the year ended December 31, 2023, the Company completed the repurchase of 3,875,855 common shares paying a total amount of $19,080,456. These shares were initially held as treasury stock by the Company. During the period from January 1, 2024 to April 26, 2024, the Company completed the repurchase of 51,200 common shares paying a total amount of $338,176. These shares were initially held as treasury stock by the Company. During 2024 all previously issued 9,252,302 shares held within treasury stock were surrendered and retired. Following retirement, the shares are no longer considered issued or outstanding. As of December 31, 2024, the Company held no treasury stock.
For the year ended December 31, 2022, the Company did not make any repurchase of its common shares.